Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions and Balances with Related Parties
Note 19. Transactions and Balances with Related Parties
SUN Corporation, the Company’s primary shareholder is also a reseller of the Company in the Japanese market.
A.Transactions with SUN Corporation

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Revenues	3,586	3,678	1,865
B.Balances with SUN Corporation

	December 31, 2022	December 31, 2021
Trade receivables	122	214